                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2001

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                        Name: Reliance Insurance Company
                           Address: 5 Hanover Square
                               New York, NY 10004
                          Form 13F File Number: 28-160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George E. Bello
Title:                  Executive Vice President
Phone:                  212-858-8880

Signature, Place, and Date of Signing:           /s/  George E. Bello
---------------------------------------         --------------------------
                                                 New York, New York
                                                 May 10, 2001

Report Type (Check only one.):

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                --------
28-161                              Reliance Financial Services Corporation